As filed with the Securities and Exchange Commission on November 16, 2001

                                                              File No. 333-45293
                                                              File No. 811-08623

                           SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

                  Pre-Effective Amendment No.                             [ ]
                  Post-Effective Amendment No.  7                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 9                                         [X]

                           SAGE LIFE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (617) 535-0534

       NAME AND ADDRESS OF AGENT FOR SERVICE:    WITH COPIES TO:
       Maureen M. Murphy, Esq.                   David Goldstein, Esq.
       Sage Advisors, Inc.                       Sutherland Asbill & Brennan LLP
       300 Atlantic St. 3rd Floor                1275 Pennsylvania Avenue, NW
       Stamford, Connecticut 06901               Washington, D.C.  20004-2415


It is proposed that this filing will become effective: (check appropriate box)

       [ ] immediately  upon filing pursuant to paragraph (b) of Rule 485
       [ ] on May 1, 2001 pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
       [X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
       [ ] on [date]  pursuant to  paragraph  (a)(2) of Rule 485

If appropriate, check the following box:

       [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS
                                       FOR

                           SAGE LIFE INVESTMENT TRUST

                              SECTORSELECTOR FUNDS:
                         SECTORSELECTOR VALUE PORTFOLIO
                         SECTORSELECTOR GROWTH PORTFOLIO
                     SECTORSELECTOR GROWTH & VALUE PORTFOLIO


                                FEBRUARY 1, 2002





                         SECTORSELECTOR VALUE PORTFOLIO

Seeks long-term capital appreciation primarily through investments in US equity sectors that are less sensitive to US economic growth trends.


                         SECTORSELECTOR GROWTH PORTFOLIO

Seeks long-term capital appreciation primarily through investments in US equity sectors that are highly sensitive to US economic growth trends.


                     SECTORSELECTOR GROWTH & VALUE PORTFOLIO

Seeks long-term capital appreciation primarily through investments in US equity sectors which allocations match their market capitalization percentage in the S&P 500 Index as of a particular date.




THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


--------------------------------------------------------------------------------


Risk/Return Summary......................................................


Fees and Expenses of the Funds...........................................


Additional Investment and Risk Information...............................


Management of the Funds..................................................


Distribution Plan........................................................


Pricing of Fund Shares...................................................


Purchase and Redemption of Shares........................................


Dividends, Distributions and Taxes.......................................


Special Information About the Funds......................................


Financial Highlights.....................................................


Additional
Information..............................................................

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES

Each SectorSelector Portfolio provides an allocation program designed to meet certain investment goals based on an investor's risk tolerance, investment horizon and personal objectives. Each SectorSelector Portfolio, is a "fund-of-funds," and attempts to achieve its objective by investing primarily in other mutual funds (the "Underlying Funds"), including but not limited to other mutual funds managed by Sage Advisors, Inc. The investment objectives for each SectorSelector Portfolio each, a "Fund," together, (the "Funds") are as follows:

The SECTORSELECTOR VALUE PORTFOLIO (the "SectorSelector Value Portfolio") normally invest in underlying Funds that invest in equity sector, or GICS (Global Industrial Classification Standard), investments that emphasize low-beta, cyclically less sensitive, U.S. industries. Such sectors tend to outperform in a highly uncertain economic environment after U.S. growth expectations have peaked and domestic short-term interest rates have begun to head upward to limit the rise in pricing power or inflation. The "SectorSelector Value Portfolio will typically overweight sectors such as utilities, as well as consumer staples and tobacco industries.

The SECTORSELECTOR GROWTH PORTFOLIO (the "SectorSelector Growth Portfolio") generally invests in Underlying Funds that invest in equity sector, or GICS, investments that highlight moderately low beta, but more cyclically sensitive, industries. Such sectors tend to outperform in a gradually improving economic atmosphere in which US short-term interest rates are beginning to drift downward after a peak has been reached in pricing power and inflation. Over-weighted sectors in the SectorSelector Growth Portfolio usually are pharmaceuticals, insurance and banks.

The SECTORSELECTOR GROWTH & VALUE PORTFOLIO (the "SectorSelector Growth & Value Portfolio" Fund) invests in Underlying Funds that invest strictly in equity sector, or GICS, investments that mirror the shares they represent as a percentage of total market capitalization in the S&P 500 index as of a certain date or time period. Market weighted, or indexed, investments are designed to tract the performance of the benchmark - the S&P 500 index.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, each Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs.

Following is a summary of each SectorSelector Fund according to its investment emphasis on income, growth of capital and risk of principal:

------------------------------- ---------------------- -----------------------
     SectorSelector Fund          Growth of Capital      Risk of Principal
------------------------------- ---------------------- -----------------------
------------------------------- ---------------------- -----------------------
SectorSelector Value Portfolio           Low                   Low
------------------------------- ---------------------- -----------------------
------------------------------- ---------------------- -----------------------
    SectorSelector Growth                High                  High
          Portfolio
------------------------------- ---------------------- -----------------------
------------------------------- ---------------------- -----------------------
SectorSelector Growth & Value           Medium                Medium
          Portfolio
------------------------------- ---------------------- -----------------------

The Manager will periodically rebalance each SectorSelector Portfolio's holdings of Underlying Funds to maintain the appropriate sector profile for that SectorSelector Portfolio as well as the appropriate selection of Underlying Funds.

Standard & Poor's Investment Advisory Services LLC ("SPIAS"), the investment sub-advisor for the Funds, takes an approach of continuous review of the investment process. SPIAS' approach is long term and value oriented in nature. SPIAS uses a proprietary investment process for selecting the Underlying Funds in which the Funds invest. Pursuant to that process, SPIAS may add new Underlying Funds or replace existing Underlying Funds. SPIAS will periodically review current holdings of each Fund to determine if the Underlying Funds are still appropriate, given the stated investment objectives of a Fund. SPIAS considers various factors in choosing an Underlying Fund, including recent performance of specific investments, long-term performance of the asset classes, and fundamental financial and economic conditions. SPIAS combines both formal and quantitative analysis and informed judgment to develop the Funds.

Each Fund may invest in any other fund managed by Sage Advisors, Inc., except that a Fund may not invest in another fund-of-funds. Specifically, the Funds may invest in, but are not limited to, the following Underlying Funds of the Sage Life Investment Trust:


                          S&P 500(R) Equity Index Fund
                                Money Market Fund
                            Nasdaq-100 Index(R) Fund


PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

VALUE investing seeks relatively high returns through investments in sectors (or GICS - Global Industrial Classification Standards) that historically outperform the index (i.e., the S&P 500) during:

o a cyclical phase of the investment cycle after a trough has been reached in US interest rates and domestic inflation (or pricing power); and

o a defensive phase of the investment cycle after a peak has been reached in US economic growth expectations.

The consumer staples industry, as well as utilities, are usually over-weighted in the defensive value phases of the investment cycle. Mining, energy and industrial-related commodities (especially, oil and other cyclically sensitive commodities) as well as materials (notably, paper and chemicals) are commonly over-weighted during the cyclical value phases of the investment cycle.

GROWTH investing aims for relatively high returns through investments in sectors (or GICS - Global Industrial Classification Standards) that historically outperform the index (i.e., the S&P 500) during:

o a defensive phase of the investment cycle after a peak has been reached in US interest rates and domestic inflation (or pricing power); and

o a cyclical phase of the investment cycle after a trough has been reached in US economic growth expectations.

The health care and financial industries are characteristically over-weighted in the defensive growth phases of the investment cycle. The information technology, telecommunications services and consumer discretionary sectors are commonly over-weighted during cyclical growth phases of the investment cycle.

The SECTORSELECTOR VALUE PORTFOLIO will aim to be fully invested in equity assets at all times. It will invest in Underlying Funds that invest primarily in equity securities with an emphasis on "value" oriented stocks. Investors in this Fund should have a long time horizon, and an understanding of the volatile history of equity investments.

The SECTORSELECTOR GROWTH PORTFOLIO will aim to be fully invested equity assets at all times. It will invest in Underlying Funds that invest primarily in equity securities with an emphasis on "growth" oriented stocks. Investors in this Fund should have a long time horizon, and an understanding of the volatile history of equity investments.

The SECTORSELECTOR GROWTH & VALUE PORTFOLIO will aim to be fully invested in equity assets at all times. It will invest in Underlying Funds that are market indexed. Investors in this Fund should have a long time horizon, and an understanding of the volatile history of equity investments.


PRINCIPAL RISKS OF THE FUNDS

There is no guarantee that any Fund will realize its goal. Each Fund's ability to achieve its objective depends on the performance of the Underlying Funds in which it invests, as well as the allocation of the Fund's assets among the Underlying Funds. The performance of the Underlying Funds, in turn, depends upon the performance of the securities in which they invest and the skill of their investment advisers. Because each SectorSelector Portfolio invests directly in Underlying Funds, all risks associated with the Underlying Funds apply to the SectorSelector Portfolio that invest in them. Because the value of your investment in a Fund will fluctuate, there is a risk that you will lose money.

For the Value, Growth, and the Growth & Value Portfolios, the primary risks are the same as those associated with equity investing (see below).

A Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

INCOME RISK
Income risk in the Funds pertains only to the uncertainty of the prospect, timing and size of dividend payouts since all three Funds are fully invested in Underlying Funds that invest in equities. In other words, dividends are the only source of income for investors and are a function of earnings performance and corporate financing decisions that generally vary in terms of the alternating phases of the business and investment cycles in which the firm tends to out- and under-perform its industry peers.

EQUITY INVESTING RISK
An investment in the common stock of a company represents an ownership interest in that company. Compared to bonds or cash equivalents, common stocks have historically offered a greater potential for capital gains. However, common stocks are also subject to price fluctuations resulting from stock market movements, company performance, and investors' perceptions.


MARKET RISK

Stock prices overall could decline over short or even extended periods. What pervades all investing is the risk that the securities an investor has selected will not perform well. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Returns on large companies' stocks could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of outperformance and underperformance in comparison to the overall stock market. In the past, these periods have lasted for several years.

PORTFOLIO MANAGEMENT RISK

There is a risk that a Fund or Underlying Fund may not achieve its objective because its portfolio management team may not effectively execute its investment strategies.

FOREIGN RISK
The risks of investing in foreign securities include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in these countries. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures, which in some markets have at times, failed to keep pace with the volume of transactions. This may create substantial delays and settlement failures that could adversely affect a Fund's performance.

Adverse political, economic or social developments in the countries in which a Fund has invested could undermine the value of the Fund's investments or prevent the Fund from realizing its full value.

The currency of a country in which a Fund invests may fluctuate in value relative to the U.S. dollar, which could affect the value of the investment itself to U.S. investors.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign
branches  of  domestic   banks  may  be  subject  to  less   stringent   reserve
requirements, and to different accounting, auditing and record keeping requirements.



WHO MAY WANT TO INVEST IN THE FUNDS

The Funds sell their shares only to separate accounts of various insurance companies (the "Insurer(s)") and to various pension and profit sharing plans ("Retirement Plans"). Shares are available through the purchase of various Retirement Plans and certain variable annuity and variable life insurance contracts ("Contract(s)") issued by the Insurers. If you are a Contract owner, the Insurer will allocate your premium payments to the Funds through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of the Insurers are the shareholders of record of the Funds' shares. Any reference to the shareholder in this Prospectus technically refers to the Retirement Plans and the Insurers' separate accounts and not to you, the Contract owner or Retirement Plan participant.



The SECTORSELECTOR VALUE PORTFOLIO may appeal to you if:

     o   you are investing for retirement or other long-term investor goals

     o you desire an investment that focuses on securities that are believed to be undervalued by SPIAS

     o you understand the risks associated with a portfolio management style where return potential is greatest in the defensive or cyclical value phases of the investment cycle


You may not want to invest in the SECTORSELECTOR VALUE PORTFOLIO if:

     o   you are seeking a high level of current income

     o   you are conservative in your investment approach

     o you seek to maintain the value of your original investment more than the potential growth of capital


The SECTORSELECTOR GROWTH PORTFOLIO may appeal to you if:

     o   you prefer a portfolio that uses an appreciation oriented strategy

     o   you can accept the risk of investing in a portfolio of common stocks

     o you can tolerate performance which can vary substantially from year to year

     o   you have a long-term investment horizon

You may not want to invest in the SECTORSELECTOR GROWTH PORTFOLIO if:

     o   you are seeking a high level of current income

     o   you are conservative in your investment approach

     o you seek to maintain the value of your original investment more than the potential growth of capital


The SECTORSELECTOR GROWTH & VALUE PORTFOLIO may appeal to you if:

     o   you are a long-term investor

     o you are willing to take the chance of losing a portion of your principal in exchange for the opportunity to potentially earn higher long-term returns

     o   You  understand  the  return   potential   approximately   matches  the
         performance of the GICS in the S&P 500 as of particular valuation dates



You may not want to invest in the SECTORSELECTOR GROWTH & VALUE PORTFOLIO if:

     o   you are seeking a high level of current income

     o   you are conservative in your investment approach

     o you seek to maintain the value of your original investment more than the potential growth of capital

BAR CHART AND PERFORMANCE TABLE

Because the Funds have been in existence for such a short period of time, no performance information is being presented in this prospectus.



                         FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses an investor may pay if the investor buys and holds shares of the Funds. Each Fund will invest in shares of Underlying Funds. Therefore, each Fund will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Fund, and the investment return of each Fund will be reduced by the Underlying Fund's expenses. A Fund will only purchase shares of an Underlying Fund that does not impose a sales load, either because the Underlying Fund does not charge a front-end sales load or any deferred sales charge, or because the SectorSelector Fund is eligible for waiver of any applicable loads. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Fund's investments in Underlying Funds is: __% to ___% for the SectorSelector Value Portfolio, __% to __% for the SectorSelector Growth Portfolio, __% to __% for the SectorSelector Growth & Value Portfolio. This information is provided as a range since the average assets of each Fund invested in Underlying Funds will fluctuate.]

ANNUAL FUND OPERATING EXPENSES:                      SECTORSELECTOR      SECTORSELECTOR           SECTORSELECTOR
                                                     ---------------     ----------------    ------------------------
(Expenses that are deducted from Fund assets)        VALUE PORTFOLIO     GROWTH PORTFOLIO    GROWTH & VALUE PORTFOLIO
                                                     ---------------     ----------------    ------------------------
Management Fees*                                          0.45%               0.45%                  0.45%
12b-1 Fees**                                              0.25%               0.25%                  0.25%
Other Expenses***                                         0.83%               0.83%                  0.83%
                                                          -----               -----                  -----
Total Fund Operating Expenses                             1.53%               1.53%                  1.53%
Less Management Fee Waiver and/or Expense Reimbursement   0.93%               0.93%                  0.93%
Net Fund Operating Expenses                               0.60%               0.60%                  0.60%
                                                          =====               =====                  =====


* SAGE ADVISORS, INC., ("SAGE") THE FUNDS' INVESTMENT MANAGER, HAS ENTERED INTO A WRITTEN AGREEMENT WITH THE FUNDS PURSUANT TO WHICH SAGE HAS AGREED TO WAIVE A PORTION OF ITS MANAGEMENT FEES FOR THE FUNDS UNTIL APRIL 30, 2003.

** A RULE 12B-1 PLAN (THE "PLAN") HAS BEEN ADOPTED BY EACH FUND, PURSUANT TO WHICH UP TO 0.25% MAY BE DEDUCTED FROM FUND ASSETS.

***      ESTIMATED FOR THE FIRST YEAR OF OPERATIONS.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds.

The example assumes that the investor invests $10,000 in a Fund for the time periods indicated and then redeems all of its shares at the end of those periods. The example also assumes that the investor's investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, the investor's costs would be as follows:

                                              1 YEAR               3 YEARS
                                              ------               -------

        SECTORSELECTOR VALUE
        PORTFOLIO                              $61                   $192

        SECTORSELECTOR GROWTH
        PORTFOLIO                              $61                   $192

        SECTORSELECTOR GROWTH & VALUE
        PORFOLIO                               $61                   $192

A NOTE ON FEES
As an indirect investor in the Funds, you would incur various operating costs, including management expenses. If you are a Contract owner, you will also incur fees associated with the Contracts you purchase, which are not reflected in the table and example above. Detailed information about the cost of investing in a Fund is presented in the accompanying prospectus for the Contracts through which the Funds' shares are offered to you.

                  ADDITIONAL INVESTMENT AND RISK INFORMATION


SECONDARY RISKS OF THE FUNDS

EURO RISK

On January 1, 1999, eleven countries of the European Economic and Monetary Union
(EMU) began implementing a plan to replace their national currencies with a new currency, the Euro. Full conversion to the Euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of the conversion to the Euro on the Funds, the risks may include:

o changes in the relative strength and value of the U.S. dollar or other major currencies and

o adverse effects on the business or financial condition of European issuers that a Fund holds in its portfolio

o the systems used to purchase and sell Euro-denominated securities may not work

o uncertainty about how existing financial contracts will be treated after Euro implementation

o        unpredictable effects on trade and commerce generally

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by a Fund.

GOVERNMENT SECURITIES

In addition to investments in Underlying Funds, each Fund may invest, to a limited extent, in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Some of these securities may not be backed by the "full faith and credit" of the United States, and therefore entail a certain amount of risk, if the federal agency that issued or guaranteed the obligation is subsequently unable to repay it. To the extent that Fund holds government securities for defensive or liquidity purposes, it is not fully invested and it may not achieve its investment goals.

SHORT TERM FIXED INCOME SECURITIES

Each Fund may invest directly in short-term fixed income securities in order to, among other things, invest uncommitted cash balances and maintain liquidity to meet shareholder redemptions. These short-term investments include obligations issued or guaranteed by any U.S. state, district or commonwealth and U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, commercial paper, deposit notes, interest-bearing savings  and  time  deposits,  issued  by  U.S.  or  foreign  banks  or  savings institutions  having  total  assets  at the time of  purchase  in  excess  of $1 billion. A Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Short-term obligations purchased by a Fund will either (i) have short term debt ratings at the time of purchase in the top two categories by one or more unaffiliated NRSROs or be issued by issuers with such ratings or (ii) if unrated will be of comparable quality as determined by the Manager. To the extent that a Fund temporarily invests in these securities, it is not fully invested and may not achieve its investment goals.

RISKS ASSOCIATED WITH UNDERLYING FUNDS

Since each Fund invests directly in Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Funds that invest in them.

Changes in the net asset values of each Underlying Fund affect the net asset values of the Funds invested in them. As a result, over the long-term the Funds' ability to meet their investment objective will depend on the ability of the underlying funds to meet their own investment objectives.

POSSIBLE LOSS OF MONEY

When you sell your shares of a Fund, they could be worth less than what you paid for them.

In addition, investors should be aware that in addition to fees directly associated with a Fund, they will also indirectly bear the fees of the Underlying Funds.


ADDITIONAL INVESTMENTS AND TECHNIQUES

The Funds may indirectly invest (through investments in the Underlying Funds) in the following investments and use the following investment techniques.

DERIVATIVES. Certain Underlying Funds may invest in various instruments that are commonly known as derivatives. There are, in fact, many different types of derivatives and many different ways to use them. Those different uses involve a range of risks. Mutual funds commonly use futures, options and foreign currency forwards, for traditional hedging purposes in an effort to protect themselves from exposure to adversely changing interest rates, securities prices or currency exchange rates, and as a low cost method of gaining positive exposure to a particular securities market without investing directly in those securities. The Underlying Funds may, but are not required to, use financial futures, contracts and related options for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission. Underlying Funds will only use derivatives for cash management purposes and for hedging their portfolios. The Underlying Funds will not use derivatives to leverage or to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets that by themselves would not be purchased for a Fund.

FOREIGN SECURITIES. Certain Underlying Funds may invest in the securities of foreign issuers and in U.S. dollar-denominated foreign securities issued by foreign banks and companies. There are certain risks and costs involved in investing in securities of companies and governments of foreign countries, which are in addition to the usual risks inherent in U.S. investments. See the "Principal Risks of the Funds" section of this Prospectus for a discussion of related risks.

VARIABLE AND FLOATING RATE SECURITIES. Certain Underlying Funds may purchase variable and floating rate securities which may have stated maturities in excess of the Underlying Fund's maturity limitations but are deemed to have shorter maturities because the Underlying Fund can demand payment of the principal of the securities at least once within such periods on not more than 30 days' notice (this demand feature is not required if the securities are guaranteed by the U.S. Government or an agency or instrumentality thereof). These securities may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. The Underlying Fund will only purchase unrated variable and floating rate securities determined to be of comparable quality at the time of purchase to rated instruments purchasable by the Underlying Fund. The absence of an active secondary market, however, could make it difficult to dispose of the instruments, and the Underlying Fund could suffer a loss if the issuer defaulted or during periods that the Underlying Fund is not entitled to exercise its demand rights.

DEFENSIVE INSTRUMENTS. When adverse market or economic conditions occur, the Funds may invest temporarily all or a portion of their assets in defensive investments. These include high grade debt securities, obligations of the U.S. Government, its agencies or instrumentalities and short-term (maturing in less than one year) money market instruments, including commercial paper rated A-1 or better by Standard & Poor's Credit Market Services ("S&P"), or P-1 or better by Moody's Investors Service, Inc ("Moody's"). When following a defensive strategy, a Fund will be less likely to achieve its investment objective.

PORTFOLIO TURNOVER. The annual portfolio turnovers rate measures the frequency that a Fund sells and replaces the value of its securities within one year. An annual portfolio turnover rate of 100% means that a Fund sold and purchased investments equal to the average value of the Fund for a given year. High turnover, including turnover at the Underlying Fund level, can increase a Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability. A Fund does not have a target portfolio turnover rate, although changes in its portfolio will be made as needed to meet its allocation targets.



                             MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

The Funds' shareholders elect a Board of Trustees. The Trustees supervise all of the Funds' activities.

FUNDS OF FUNDS MANAGEMENT

The Funds operate as "funds of funds" under an order (the "Order") from the SEC. The Order permits the Funds and other registered mutual funds that are part of the "same group of investment companies" as the Funds (as defined in the Investment Company Act of 1940) to invest in the Shares of a Fund and other mutual funds that are part of the same "group of investment companies," along with Shares of unaffiliated mutual funds (the "Underlying Funds).

Pursuant to the Order, for separate accounts that invest in the Funds, no sales load will be charged at the Fund level or at the Underlying Fund level, and sales charges and service fees (as defined in Rule 2830(d) of the Conduct Rules of the National Association of Securities Dealers, Inc.) will only be charged at the Fund level or at the Underlying Fund level, not both. For other investors, any sales charges and/ or service fees (as defined in Rule 2830(d) will not exceed the limits set forth in Rule 2830 applicable to a fund of funds (as defined in Rule 2830).

Additionally, the Underlying Funds may not purchase Shares of any other mutual fund in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except to the extent that the Underlying Fund (a) receives securities of another investment company as a dividend or as a result of a plan of reorganization of a company (other than a plan devised for the purpose of evading Section 12(d)(1) of the 1940 Act; or (b) acquires (or is deemed to have acquired) securities of another investment company pursuant to exemptive relief from the SEC permitting the Underlying Funds to (i) acquire securities of one or more affiliated investment companies for short-term cash management purposes; or (ii) engage in interfund borrowing and lending transactions.

INVESTMENT MANAGER

Sage Advisors, Inc., ("Sage"), located at 300 Atlantic Street, Stamford, Connecticut 06901, is the investment manager for each Fund. Sage supervises the performance of administrative and professional services provided to the Funds by others, including the Adviser(s) and PFPC Inc. ("PFPC"), the sub-administrator of the Funds (the "Sub-Administrator"). Sage pays the fees of SPIAS. As compensation for its services and the related expenses borne by Sage, each Fund pays Sage an annual fee based on average daily net assets of each Fund. The following fees are amounts paid to Sage, that include certain expense limitations and contractual fee waivers, that will remain in effect until April 30, 2003 for Sage Life Investment Trust (the "Trust"):

o 0.35% for the SECTORSELECTOR VALUE PORTFOLIO (0.45% without fee waivers and expense limitations)

o 0.35% for the SECTORSELECTOR GROWTH PORTFOLIO (0.45% without fee waivers and expense limitations)

o 0.35% for the SECTORSELECTOR GROWTH & VALUE PORTFOLIO (0.45% without fee waivers and expense limitations)

Sage may compensate an Insurer for certain administrative services performed for the Funds in connection with the Contracts, based on the assets of the Fund attributable to Contracts issued through the separate accounts of the Insurer.

INVESTMENT ADVISER

Sage has retained the services of SPIAS to serve as the investment adviser to the Funds. As compensation for the investment advisory services and the related expenses it incurs with respect to each Fund, Sage pays SPIAS a fee, computed daily and payable monthly, equal on an annual basis with respect to each Fund's average daily net assets as follows:

o        the  SectorSelector   Value  Portfolio:   0.15%  of  the  assets  under
         management.

o        the  SectorSelector  Growth  Portfolio:   0.15%  of  the  assets  under
         management.

o the SectorSelector Growth & Market Portfolio: 0.15% of the assets under management.

Sage will pay an investment advisory fee if such fee is in addition to and not duplicative of those charged at the Underlying Fund level.

SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. Standard & Poor's is a division of The McGraw-Hill Companies. McGraw-Hill is publicly traded and listed on the New York Stock Exchange (Ticker: MHP). SPIAS is a registered investment advisor with the SEC. Standard & Poor's and Standard & Poor's Investment Advisory Services LLC are located at 55 Water Street, New York, NY 10041. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Credit Market Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Credit Market Services to the general public.

David M. Blitzer PhD and Robert Jaramillo share the primary responsibility for the day-to-day management of the Funds. Mr. Blitzer is Managing Director and Chief Investment Strategist. He joined S&P in 1982 as Chief Economist and has held various positions in investment analysis. He has been an officer of SPIAS since its formation in 1995. Mr. Jaramillo is a Senior Investment

Officer with responsibilities in asset allocation and fund of funds management. He joined S&P in 1998.


                                DISTRIBUTION PLAN

The shareholders of each Fund have approved a Distribution (12b-1) Plan for the Funds which authorizes payments by the Funds in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets.

(NOTE: If have 12b-1 fee for Funds, can't invest in 12b-1 funds concluding Sage funds.) Under each Fund's Distribution Plan a Fund may pay the Fund's distributor, Sage Distributors, Inc., for various costs actually incurred or paid in connection with the distribution of a Fund's shares and/or servicing of shareholder accounts. Such costs include the costs of financing activities primarily intended to result in the sale of the Fund's shares, such as the costs
(1) of printing and mailing the Fund's prospectuses, Statements of Additional Information and shareholder reports to prospective shareholders and Contract owners; (2) relating to the Fund's advertisements, sales literature and other promotional materials; (3) of obtaining information and providing explanations to shareholders and Contract owners regarding the Funds; (4) of training sales personnel and of personal service; and/or (5) maintenance of shareholders' and Contract owners' accounts with respect to each Fund's shares attributable to such accounts. The distributor, in turn, may compensate Insurers or others for such activities.


                             PRICING OF FUND SHARES

Each Fund calculates the price of its shares (also known as the "Net Asset Value" or "NAV") at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) every day the NYSE is open for business.

The net asset value of each Underlying Fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such Underlying Fund. Shares of each Underlying Fund in which a Fund may invest are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the Underlying Funds will be calculated and reported to a Fund by each Underlying Fund's accounting agent. Short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method. If an Underlying Fund holds foreign securities for which the exchange or market is closed on a valuation day, then the securities will be valued at the last available quotation from the date the foreign exchange or market was last open.

If the Board of Trustees determines that the value of a Fund asset as determined in accordance with these procedures does not represent the fair market value of the Fund asset, it may be adjusted as reasonably determined by the Board of Trustees to a fair market value.



                        PURCHASE AND REDEMPTION OF SHARES

The Funds continuously offer their shares to Insurers and Retirement Plans at the NAV per share next determined after the Trust or its designated agent receives and accepts a proper purchase request. The Insurers and Retirement Plans are designated agents of the Funds. Each Insurer (or

Retirement Plan) submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Insurer by such Contract owners (or by participants). The Trust, the Funds and the Funds' distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Funds will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Each Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for a Fund to dispose of its assets or calculate its net asset value; or as permitted by the Securities and Exchange Commission.

The accompanying Prospectus or disclosure documents for the Contracts or Plan describes the allocation, transfer and withdrawal provisions of such Contract or Plan.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes substantially all of its net income and capital gains to shareholders each year. The Funds distribute capital gains and income dividends annually. All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value in that respective Fund. For Contract owners the result of automatic reinvestment of distributions on a Fund's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains it distributes to shareholders. To qualify, each Fund must meet certain relatively complex income and diversification tests. The loss of such status would result in a Fund being subject to federal income tax on its taxable income and gains.

Federal tax regulations require that mutual funds offered through insurance company separate accounts must meet certain additional diversification requirements to preserve the tax-deferral benefits provided by the variable contracts. The Advisers intend to diversify each Fund's investments in accordance with those requirements. The Insurers' prospectuses for variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts to Contract owners.

The foregoing is only a summary of important federal tax law provisions that can affect each Fund. Other federal, state, or local tax law provisions may also affect each Fund and its operations.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

                       SPECIAL INFORMATION ABOUT THE FUNDS

The Funds offer their shares to both variable annuity and variable life insurance policy separate accounts and to various Retirement Plans. The Trustees do not anticipate that this arrangement will disadvantage any Contract owners. The Funds' Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contract owners and Plans. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force a Fund to sell portfolio securities at unfavorable prices. Each Insurer will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contract owners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.


                              FINANCIAL HIGHLIGHTS

Financial highlights will be included in the Prospectus after the Funds have a performance history. This information will reflect financial results for a single Fund share and include total return information.

                             ADDITIONAL INFORMATION

Additional information about the Funds' investments will be available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year

You can find more detailed information about each Fund in the current Statement of Additional Information dated February 1, 2002, which we have filed electronically with the SEC and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semiannual report, or if you have questions about investing in the Fund, write to or call us at:

                           Sage Life Investment Trust
                             Customer Service Center
                            1290 Silas Deane Highway
                         Wetherfield, Connecticut 06109
                            1-877-835-7243 (collect)

You can find reports and other information about the Funds online at WWW.SAGELIFE.COM or on the SEC website (http://www.sec.gov). In addition, you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090. In order to assist you in obtaining this information, the following is the Funds' registration number under the Investment Company Act of 1940: 811-08623.

                           SAGE LIFE INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                              SECTORSELECTOR FUNDS:

                         SectorSelector Value Portfolio
                         SectorSelector Growth Portfolio
                     SectorSelector Growth & Value Portfolio


                                February 1, 2002

         This Statement of Additional Information (the "SAI") describes the SECTORSELECTOR FUNDS of Sage Life Investment Trust (the "Trust") which includes the SectorSelector Value Portfolio, the SectorSelector Growth Portfolio and the SectorSelector Growth & Value Portfolio (each, a "Fund" or collectively, the "Funds"). The shares of these Funds are organized as "fund-of-funds" as described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Funds' Prospectus.

         Shares of the Funds are available through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (each, an "Insurer" or collectively, the "Insurers") and are offered to various pension and profit-sharing plans ("Retirement Plans"). The investment manager and administrator of the Funds is Sage Advisors, Inc. (the "Manager" or "Sage"). Standard & Poor's Investment Advisory Services, LLC ("SPIAS" or the "Adviser") is the sub-adviser of the SectorSelector Funds. The Trust's distributor is Sage Distributors, Inc. (the "Distributor").

         The Prospectus for the Funds is dated February 1, 2002. The Prospectus provides the basic information an investor should know about a Fund before investing and may be obtained without charge by calling the Trust at 1-877-835-7243. This SAI is not a prospectus and is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Funds' Prospectus. This SAI is not an offer of shares of any Fund for which an investor has not received a Fund's Prospectus.

                                TABLE OF CONTENTS

                                                                            PAGE

         Investment Restrictions.............................................3

         Risk Factors and Certain Securities and Investment Practices.........

         Portfolio Transactions and Brokerage Commissions.....................

         Performance Information..............................................

         Determination of Net Asset Value.....................................

         Management of the Trust..............................................

         Organization of the Trust............................................

         Distributions and Taxes..............................................

         Financial Statements.................................................

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are "fundamental policies" of each Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of a Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this SAI and the Prospectus, means, with respect to a Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, no Fund may:

         (1) issue senior securities, mortgage or pledge assets, or borrow money, except (a) a Fund may borrow from banks in amounts up to 30% of its total assets (including the amount borrowed); (b) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (c) a Fund may engage in futures and options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto;

         (2) underwrite securities issued by other persons except insofar as the Trust or a Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of a Fund's portfolio securities and provided that any such loans not exceed 30% of a Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell commodities or real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) in the ordinary course of business (except that the Funds may engage in futures and options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto, and each Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of a Fund's ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective, up to 25% of its total assets may be invested in any one industry;

         (6) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of a Fund's total assets may be invested without regard to these limitations, and provided that there is no limitation with respect to investments in U.S. Government securities.

         Additional non-fundamental investment restrictions adopted by each Fund, which may be changed by the Board of Trustees, provide that no Fund may:

         (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained, and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures; and

         (ii) invest for the purpose of exercising control or management.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment or in net or total assets.

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              INVESTMENT OBJECTIVES

         The Funds are professionally managed portfolios that allocate their investments among select Underlying Funds, some of which are affiliated with Sage. Each Fund is designed for investors with a particular time horizon or risk profile, and invests in a distinct mix of mutual funds. Each of the Funds seeks long-term capital appreciation through different investment approaches. The Funds will allow investors to rely on the Adviser to determine (within disclosed parameters) the amount to invest in each of several Underlying Funds and the timing of such investments.

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which an Underlying Fund may engage (such as short selling, hedging, etc.) or a financial instrument in which the Underlying Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that might, but are not required to be used in managing an Underlying Fund's portfolio assets. It is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of an Underlying Fund but, to the extent employed, could from time to time have a material impact on that Underlying Fund's performance.

                              INVESTMENT PRACTICES

         This section contains supplemental information concerning certain types of securities and other instruments in which one or more of the Funds, or Underlying Funds in which they invest, may utilize, and certain risks attendant to such investments, policies and strategies.

         Each Fund may invest in shares of mutual funds within the limitations of the 1940 Act and an exemptive order issued by the SEC. These Funds are known as "funds of funds" because they seek to achieve their investment objectives by investing in other mutual funds (the "Underlying Funds"). [ Each Fund may invest in the following Underlying Funds of the Sage Life Investment Trust: [Sage S&P 500 Equity Index Fund , and the Sage Money Market Fund.] Each Fund may also invest in other mutual funds.

         The Underlying Funds' investments, the different types of securities the Underlying Funds typically invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by Underlying Funds are currently known. A Fund will invest in Underlying Funds that are intended to help achieve its investment objective.

INVESTMENTS IN MUTUAL FUNDS

         Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds, and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreement; and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. In addition, mutual funds charge fees and incur operating expenses.

         Rather than investing in individual securities like a traditional mutual fund, each Fund described in this statement of additional information seeks to achieve its particular objective primarily by investing in a carefully selected combination of established, open-end mutual funds that in turn invest in a wide range of securities. Therefore, an investment in one of the Funds may be diversified over hundreds, or even thousands, of individual securities. The Adviser for each Fund allocates investments, using a disciplined approach, based on a proprietary model for asset allocation that incorporates fundamental and quantitative data review. This investment approach incorporates measures of relative valuation and performance as well as the correlation of returns of the Underlying Funds. In developing these measures, the Adviser will consider the outlook on the financial markets and world economies. Each of the Funds seeks to provide the investor with long-term returns superior to a comparable risk benchmark, although there can be no guarantee that these returns will be achieved. The benchmark for each of the Funds is the Standard & Poor's 500 Index. A SectorSelector Fund may also invest in U.S. government securities and certain short-term fixed income securities.

         STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

         SMALL-CAP STOCK FUNDS seek growth of capital and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

         INTERNATIONAL STOCK FUNDS seek growth of capital and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

         BOND FUNDS seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yield debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all.

         MONEY MARKET FUNDS typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

OTHER INVESTMENTS

ASSET-BACKED SECURITIES. Subject to applicable maturity and credit criteria, certain Underlying Funds may purchase asset-backed securities (I.E., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of 40 years. The average life of a mortgage-backed instrument is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by an Underlying Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that an Underlying Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Underlying Fund's principal investment to the extent of the premium paid.

BANK OBLIGATIONS. Bank obligations which a Fund or an Underlying Fund may purchase include, but are not limited to, the following: certificates of deposits, time deposits, Eurodollar and Yankee dollar obligations, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankee dollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt, except certificates of deposit. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

BORROWING. Each Fund may borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act (not to exceed 30% of a Fund's total assets) in order to meet redemption requests. This borrowing may be unsecured. No Fund will make any additional purchases of portfolio securities at any time its borrowings exceed 5% of its assets. The 1940 Act requires each Fund to maintain continuous asset coverage of 300% of the amount it has borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three (3) days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. A Fund may also be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. A Fund may, in connection with permissible borrowings, transfer as collateral securities owned by a Fund.

         At this time, it is not anticipated that an Underlying Fund will borrow for investment leveraging purposes. If such a strategy is pursued in the future, it would increase the volatility of the Underlying Fund and the risk of loss in a declining market.

         Certain Underlying Funds may borrow money for purposes of liquidity and to provide for redemptions and distributions. An Underlying Fund will borrow only when the portfolio manager believes that borrowing will benefit the Underlying Fund after taking into account considerations such as the costs of the borrowing. No Underlying Fund expects to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by Underlying Funds will involve special risk considerations. Although the principal of an Underlying Fund's borrowings will be fixed, the Underlying Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

COMMERCIAL  PAPER.  The Funds,  and Underlying  Funds,  may purchase  commercial paper. Commercial paper includes short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations, and variable demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Investments by an Underlying Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's or Moody's. In addition, the Underlying Funds may acquire unrated commercial paper and corporate bonds that are determined by the portfolio manager at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Underlying Fund.

SHORT-TERM INSTRUMENTS. When an Underlying Fund experiences large cash inflows through the sale of shares, and desirable equity securities that are consistent with the Underlying Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Underlying Fund may hold short-term investments for a limited time pending availability of such equity securities. The Funds may also invest directly in short-term instruments. Short-term instruments consist of: (i) short-term obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any U.S. state; (ii) other short-term debt securities rated AA or higher by Standard & Poor's or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of the portfolio manager; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time an Underlying Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by Standard & Poor's or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by Standard & Poor's or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the portfolio manager.

EURO-DENOMINATED SECURITIES. On January 1, 1999, eleven countries of the European Monetary Union ("EMU") began implementing a plan to replace their national currencies with a new currency unit, the Euro. The Euro is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Full conversion to the Euro is slated to occur by July 1, 2002.

         Although it is not possible to predict the impact of the Euro on the Funds, the risks may include a change in the economic environment and behavior of investors, particularly in European markets. In addition, investors may begin to view those countries participating in the EMU as a single entity. The portfolio managers may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences as a result of currency conversions to the Euro. Until the Euro develops its reputation and the European Central Bank gains experience in managing monetary policy, it will be difficult to predict the strengths and weaknesses of the Euro.

         On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the Euro. Full conversion to the Euro is slated to occur July 1, 2002.

         Although it is impossible to predict the impact of the conversion to the Euro on the Funds, the risks may include:

o changes in the relative strength and value of the U.S. dollar or other major currencies and

o adverse effects on the business or financial condition of European issuers that an Underlying Fund holds in its portfolio

o the systems used to purchase and sell Euro-denominated securities may not work

o uncertainty about how existing financial contracts will be treated after Euro implementation

o        unpredictable effects on trade and commerce generally

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by a Fund.

FOREIGN SECURITIES. Certain Underlying Funds may invest in U.S. dollar-denominated foreign securities issued by foreign banks and companies and in foreign securities of all types and in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. The Underlying Funds typically will only purchase ADRs, which are listed on a domestic securities exchange or included in the NASDAQ National Market System. Certain such institutions issuing ADRs may not be sponsored by the issuer. Issuers of ADRs in unsponsored programs may not provide the same shareholder information in the U.S. that a sponsored depositary is required to provide under its contractual arrangements with the issuer. Ownership of unsponsored ADRs may not entitle the Underlying Funds to financial or other reports from the issuer, to which it would be entitled as the owner of the sponsored ADRs.

         Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of such foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Fund would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict an Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; and (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

         The portfolio managers endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Underlying Funds change investments from one country to another or when proceeds of the sale of Underlying Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies, which may prevent or restrict the Underlying Funds from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         The Underlying Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Underlying Funds from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Underlying Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

GUARANTEED INVESTMENT CONTRACTS. Certain Underlying Funds may make limited investments in guaranteed investment contracts issued by U.S. insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis interest, which is based on an index that is guaranteed not to be less than a certain minimum rate. A guaranteed investment contract is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a guaranteed investment contract becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. Generally, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in guaranteed investment contracts does not currently exist. Therefore, guaranteed investment contracts will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

ILLIQUID SECURITIES. The Underlying Funds may invest in illiquid securities which, historically, include illiquid securities that are subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements and time deposits having a maturity of longer than seven (7) days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or purchased in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption's within seven (7) days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. If, after the time of acquisition, events cause this limit to be exceeded, the applicable Underlying Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Rule 144A Securities may not be considered illiquid by Underlying Funds, provided certain conditions are met.

INVESTMENT COMPANY SECURITIES. The Funds invest in Underlying Funds when consistent with a Fund's investment objective, and subject to the conditions set forth in an exemptive order issued by the SEC (and as otherwise in accordance with the limitations of the 1940 Act). Certain Underlying Funds may invest in securities issued by other investment companies, such as those investing in short-term debt securities and seeking to maintain a $1.00 net asset value per share (i.e., money market funds), when consistent with its investment objective and subject to the limitations of the 1940 Act. As described above, a shareholder of another investment company bears its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. However, in accordance with the exemptive order issued by the SEC, separate accounts that invest in the Funds will not be charged a sales load at the Fund or Underlying Fund level, and sales charges and service fees (as defined in rule 2830(d) of the Conduct Rules of the National Association of Securities Dealers, Inc.) will only be charged at the Fund level or at the Underlying Fund level, not both.

LENDING OF PORTFOLIO SECURITIES. By lending its securities, an Underlying Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The loans may be made only to firms deemed by the portfolio manager to be of good standing and will not be made unless, in the judgment of the portfolio manager, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS. Underlying Funds may enter into repurchase agreements with "primary dealers" in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligations. In a repurchase agreement, a fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount, which reflects an agreed-upon market interest rate for the term of the repurchase agreement. The principal risk is that, if the seller defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by a fund are less than the repurchase price. In determining whether to enter into an agreement, the portfolio managers will consider all relevant facts and circumstances, including the creditworthiness of the counterparty.

STOCK INDEX FUTURES, OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND STOCK INDICES. Certain Underlying Funds may, but are not required to, purchase and sell stock index futures, options on stock indices, and options on stock index futures contracts as a hedge against movements in the equity markets. These instruments may be considered derivatives. Derivatives are financial instruments, which derive their performance, at least in part, from the performance of an underlying asset, index, or interest rate. While derivatives can be used effectively in furtherance of an Underlying Fund's investment objective, under certain market conditions they can increase the volatility of an Underlying Fund's net asset value and decrease the liquidity of an Underlying Fund's investments.

         STOCK INDEX FUTURES CONTRACTS. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. These investments may be made by certain Underlying Funds solely for cash management purposes, and if they are economically appropriate to the reduction of risks involved in the management of the Fund.

         At the same time a futures contract is purchased or sold, the Underlying Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 _% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin may be required, since each day the Underlying Fund must maintain margin that reflects any decline or increase in the contract's value.

         U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         There are several risks associated with the use of futures by the Underlying Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the stock indices, which are the subject of the hedge. The price of the future may move more than or less than the stock index being hedged. If the price of the futures moves less than the value of the stock indices which are the subject of the hedge, the hedge will not be fully effective but, if the value of the stock indices being hedged has moved in an unfavorable direction, the Underlying Fund would be in a better position than if it had not hedged at all. If the value of the stock index being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the value of the stock index, the Underlying Fund involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments, which are the subject of the hedge. To compensate for the imperfect correlation of movements in the value of the stock index being hedged and movements in the price of futures contracts, the Underlying Fund may buy or sell futures contracts in a greater dollar amount than the value of the stock index being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the portfolio manager. Conversely, the Underlying Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the value of the stock index being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the portfolio manager.

         In addition to the possibility that there may be an imperfect correlation or no correlation at all, between movements in the futures and the indices being hedged, the price of futures may not correlate perfectly with movements in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends by the portfolio manager may still not result in a successful hedging transaction over a short time frame. Successful use of futures by the Underlying Funds is also subject to the portfolio manager's ability to predict correctly movements in the direction of the market.

         Positions in futures may be closed out only on an exchange or board of trade, which provides a secondary market for such futures. There is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, an Underlying Fund would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the hedged index, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the value of the hedged index will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Underlying Funds may purchase and write call and put options on stock index futures contracts. The Underlying Funds may use such options on futures contracts in connection with their hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying indices. For example, the Underlying Funds may purchase put options or write call options on stock index futures.

         Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. An Underlying Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based or value of the specific stock index, an option may or may not be less risky than ownership of the futures contract. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to an Underlying Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

         OPTIONS ON STOCK INDICES. An option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although an Underlying Fund generally will only purchase or write such an option if the portfolio manager believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. An Underlying Fund will not purchase such options unless the portfolio manager believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Because options on securities indices require settlement in cash, the portfolio manager may be forced to liquidate an Underlying Fund's portfolio securities to meet settlement obligations.

ASSET COVERAGE. In order to assure that futures and related options are not used by an Underlying Fund to achieve excessive investment leverage, the Underlying Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities, entering into an offsetting transaction, or by establishing a segregated account with the Underlying Fund's custodian containing cash or liquid securities in an amount at all times equal to or exceeding the Underlying Fund's commitment with respect to these instruments or contracts.

SECURITIES LENDING. Each Underlying Fund may lend its investment securities to qualified institutional investors on either a short- or long-term basis in order to realize additional income. Loans of securities entered into by an Underlying Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the value of the loaned securities, and such loans may not exceed 30% of the value of each Underlying Fund's net assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in and/or difficulties or delays in recovering the collateral, should the borrower fail financially. In determining whether to lend securities, the Portfolio Managers will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

SHORT-TERM INVESTMENTS. The Funds and certain Underlying Funds may invest in short-term fixed income securities in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to serve as collateral for the obligations supporting a Fund's or Underlying Fund's investments in securities index futures or related options. The securities that a Fund or Underlying Fund may invest in include: obligations issued or guaranteed by the U.S.

Government or any of its agencies or instrumentalities, or by any U.S. state, district or commonwealth and U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, commercial paper, deposit notes, interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. A Fund or Underlying Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Short-term obligations purchased by a Fund or Underlying Fund will either (i) have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated NRSROs or be issued by issuers with such ratings or
(ii) if unrated will be of comparable quality as determined by the portfolio manager.

         Certain Underlying Funds may invest in securities (other than U.S. Government securities) that are rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees (the "Board") or the relevant portfolio manager, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold or should dispose of the security in accordance with the interests of the Fund and applicable regulations of the SEC.

STRIPPED SECURITIES. Certain Underlying Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). The stripped interest coupons are sold separately from the underlying principal. The Underlying Funds may purchase either stripped interest coupons or stripped principal payments. These instruments are issued at a discount to their "face value." Stripped principal payments are usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Stripped securities may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial, or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

         Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

U.S. GOVERNMENT OBLIGATIONS. The Funds and Underlying Funds may purchase U.S. Government obligations, which are obligations issued by, or guaranteed by, the U.S. Government, its agencies, or instrumentalities. Obligations issued or guaranteed by U.S. Government agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund or Underlying Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. U.S. Government obligations that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service and the Export-Import Bank of the United States, each of which has the right to borrow from the U.S. Treasury to meet its obligations and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, whose obligations may be satisfied only by the individual credits of the issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association and the Farmers Home Administration.

VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by an Underlying Fund may have stated maturities in excess of the Underlying Fund's maturity limitation if the Underlying Fund can demand payment of the principal of the instrument at least once during such period on not more than 30 days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the lender under the note to determine the amount of the credit given (with predetermined ranges), in addition to providing for periodic adjustments in the interest rates. The portfolio manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Underlying Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. An Underlying Fund will invest in variable and floating rate instruments only when the portfolio manager deems the investment to involve minimal credit risk, pursuant to standards adopted by the Board.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Certain Underlying Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to an Underlying Fund until settlement takes place. At the time an Underlying Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, an Underlying Fund will maintain with the

Underlying Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Underlying Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flows. If an Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Underlying Fund obligation, incur a gain or loss due to market fluctuation.

YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund or Underlying Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard & Poor's, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.



                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         Sage  provides  each  Fund  with  discretionary   investment  services.
Specifically, Sage is responsible for either supervising and directing the investments of each Fund in accordance with each Fund's investment objectives and restrictions itself, or for choosing an adviser to do so. Sage, on behalf of the Funds, has entered into a sub-advisory agreement with SPIAS. Sage is responsible for effecting all security transactions on behalf of the Funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, each Fund will invest its assets almost exclusively in the shares of the Underlying Funds and such investments will be made without the payment of any commission or other sales charges. The Management Agreement contains provisions relating to the selection of securities brokers to effect the portfolio transactions of each Fund. Under those provisions, subject to applicable law and procedures adopted by the Trustees, Sage may: (1) direct Fund portfolio brokerage to any broker-dealer affiliates of the Manager or Trust; (2) pay commissions to brokers which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by Sage to be useful or desirable for its investment management of the Funds and/or other advisory accounts of itself and any investment adviser affiliated with it; and (3) consider the sales of Contracts and/or shares of the Funds and any other registered investment companies managed by the Manager or Adviser and its affiliates by brokers and dealers as a factor in its selection of brokers and dealers to execute portfolio transactions for the Funds.

         SPIAS conducts research to determine the status of various industries, companies and individual securities. SPIAS receives certain research, market and statistical information from brokers and dealers can be useful to the Funds and to Sage, but it is the opinion of SPIAS that such information is only supplementary to Sage's own research efforts, since the information must still be analyzed, weighed and reviewed by Sage's staff. Such information may be useful to Sage in providing services to clients other than the Funds, and not all such information is used by Sage in connection with the Funds. Conversely, such information provided to Sage by brokers and dealers through whom other clients of Sage effect securities transactions may be useful to Sage in providing services to the Funds.

         In certain instances there may be securities which are suitable for a Fund as well as for one or more of the Sage's other clients. Investment decisions for a Fund and for Sage's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment  adviser,  particularly  when the same  security is suitable  for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities will be allocated among clients in a manner deemed fair and reasonable by Sage. There is no specific formula for allocating such transactions. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Funds.

         Each Fund will invest in shares of Underlying Funds. Therefore, each Fund will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the and the investment return of each Fund will be reduced by the Underlying Fund's expenses.



                             PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

         Each   Fund's   performance   may  be  used   from   time  to  time  in
advertisements, shareholder reports or other communications disseminated to existing or prospective shareholders or Contract Owners. Past performance does not indicate or project future performance. Performance information may include a Fund's investment results and/or comparisons of its investment results to the Fund's respective index or other various unmanaged indexes or results of other mutual funds with similar investment objectives or investment or savings vehicles. A Fund's investment results, as used in such communications, will be calculated on a total return basis or yield in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

         Each Fund may provide periodic and average annualized "total return" quotations. A Fund's "total return" refers to the change in the value of an investment in a Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Periodic total returns may be annualized. An annualized total return is a compounded total return, which assumes that the total return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested. An annualized total return will be higher than a periodic total return, if the period is shorter than one year, due to the compounding effect.

         Quotations of Fund total returns and yields will not reflect Contract charges and expenses. The prospectus for a Contract will contain information about performance of the relevant separate account and Contract.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return or yield of each Fund will vary depending upon, among other things, the current market value of the securities held by a Fund and changes in a Fund's expenses. In addition, during certain periods for which total return and/or yield quotations may be provided, Sage, SPIAS and/or the Funds' other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain Fund operating expenses, on a month-to-month basis. Such waivers will have the effect of increasing a Fund's net income (and therefore its total return and/or yield) during the period such waivers are in effect.

         Shareholders and Contract Owners will receive reports semi-annually and annually that include each Fund's financial statements, including listings of investment securities held by a Fund as of those dates. Each Fund's annual report is audited by the Fund's independent accountants.

         From time to time, quotations of the Funds' performances may be included in advertisements, sales literature or shareholder reports. Fund performance does not reflect Contract fees and expenses.

         TOTAL RETURNS OF THE FUNDS. The Funds may quote their average annual total return figures and/or aggregate total return figures. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                 P (1+T)n = ERV

     Where:       P      =    a hypothetical initial payment of $1,000
                  T      =    average annual total return
                  n      =    number of years
                  ERV    =    Ending  Redeemable  Value  of a  hypothetical
                              $1,000  investment made at the beginning of a
                              1-, 5- or 10-year  period at the end of a 1-,
                              5- or 10-year period (or  fractional  portion
                              thereof),   assuming   reinvestment   of  all
                              dividends and distributions


         A Fund's aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed according to the following formula:

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                     P

     Where:       P      =    a hypothetical initial payment of $10,000
                  ERV    =    Ending  Redeemable  Value  of a  hypothetical
                              $10,000 investment made at the beginning of a
                              1-, 5- or 10-year  period at the end of a 1-,
                              5- or 10-year period (or  fractional  portion
                              thereof),   assuming   reinvestment   of  all
                              dividends and distributions


         Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.



                         COMPARISON OF FUND PERFORMANCE

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Funds with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Evaluations of the Funds' performance made by independent sources may also be used in advertisements concerning the Funds. Sources for the Funds' performance information could include the following: BARRON'S, BUSINESS WEEK, CHANGING TIMES, CONSUMER DIGEST, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INVESTOR'S DAILY, LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, MONEY, MORNINGSTAR INC., NEW YORK TIMES, PERSONAL INVESTING NEWS, PERSONAL INVESTOR, SUCCESS, THE KIPLINGER'S MAGAZINE, U.S. NEWS AND WORLD REPORT, VALUE LINE, WALL STREET JOURNAL, WEISENBERGER INVESTMENT COMPANIES SERVICES and WORKING WOMEN.



                        DETERMINATION OF NET ASSET VALUE

         A Fund's shares are purchased and redeemed at the net asset value per share. The net asset value per share of each Fund is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

         The net asset value of each Underlying Fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such Underlying Fund. Shares of each Underlying Fund in which a Fund may invest are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the Underlying Funds will be calculated and reported to a Fund by each Underlying Fund's accounting agent. Short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method. If an Underlying Fund holds foreign securities for which the exchange or market is closed on a valuation day, then the securities will be valued at the last available quotation from the date the foreign exchange or market was last open.

         If the Board determines that the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, it may be adjusted as reasonably determined by the Board to a fair market value.



                             MANAGEMENT OF THE TRUST

         The Board is responsible for overseeing and monitoring the management of the Funds. The Trustees meet periodically throughout the year to oversee the Funds' operations, review contractual arrangements with companies that provide services to the Funds and review each Fund's performance. By virtue of the responsibilities assumed by Sage, neither the Trust nor the Funds require employees. None of the officers of the Trust devotes full time to the affairs of the Trust or the Funds.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. An asterisk (*) indicates those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust.

TRUSTEES AND OFFICERS


                                        POSITION HELD       PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                   WITH THE TRUST      DURING PAST 5 YEARS
---------------------                   --------------      -------------------
Ronald S. Scowby, *                     Trustee and         Chairman of Sheldon, Scowby Associates, Inc.,
300 Atlantic Street, Suite 302          Chairman of         consulting  firm  (January  2000 -  present);
Stamford, CT  06901                     the Board           President  (July  1997 -  January  1998)  and
DOB - 01/39                                                 Director   (July   1997  -   present),   Sage
                                                            Insurance  Group,  Inc.,  financial  services
                                                            holding  company;  President  (January 1997 -
                                                            February 1998) and Chairman  (February 1998 -
                                                            January   2000);   Sage  Life   Assurance  of
                                                            America,  Inc., insurance company;  President
                                                            and CEO, Sage Management  Services USA, Inc.,
                                                            management  services  company  (June  1996  -
                                                            January  2000);  Principal,   Sheldon  Scowby
                                                            Resources; management consulting (July 1995 -
                                                            June 1996); Executive Vice President,  Mutual
                                                            of America Life Insurance,  insurance company
                                                            (June 1991 - July 1995);  President  and CEO,
                                                            Mutual of America Financial  Services,  Inc.,
                                                            insurance company (June 1991 - July 1995).



Robin I. Marsden, *                     Trustee and         Director (since January 1997),  President and
300 Atlantic Street, Suite 302          President           CEO (since  February  1998),  Sage  Insurance
Stamford, CT  06901                                         Group,   Inc.,   financial  services  holding
DOB - 10/65                                                 company;   Director   (since  January  1997),
                                                            President and CEO (since February 1998), Sage
                                                            Life  Assurance of America,  Inc.,  insurance
                                                            company;  Director,  President  and CEO, Sage
                                                            Advisors,  Inc.,  investment adviser (January
                                                            1998 - present);  Investments Director,  Sage
                                                            Life  Holdings  Limited,  financial  services
                                                            holding  company  (November  1994  -  January
                                                            1998); Partner, Deloitte & Touche, management
                                                            consulting (January 1989 - October 1994).


James A. Amen,                          Trustee             Managing  Director,   Partner  and  Director,
10 Field Road                                               Philo  Smith  &  Co.,  investment  management
Cos Cob, CT 06807                                           company (July 1988 - present)
DOB - 06/60


Rosemary L. Hendrickson,                Trustee             Executive   Vice    President,    Independent
3911 S.W. ViewPoint Terrace                                 Financial  Marketing Group,  Inc.,  financial
Portland, OR  97201                                         services company (January 1989 - April 1998).
DOB - 12/38


                                        POSITION HELD       PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                   WITH THE TRUST      DURING PAST 5 YEARS
---------------------                   --------------      -------------------
Geoffrey A. Thompson,                   Trustee             Formerly    Principal,    Kohlberg   &   Co.,
279 Old Black Point Road                                    investment  management company (November 1996
Niantic, CT  06357                                          - April  1999);  Partner,  Norman  Broadbent,
DOB - 10/40                                                 executive   recruiting   firm   (May  1995  -
                                                            February  1996);  President,  Nordman  Grimm,
                                                            executive recruiting firm (January 1994 - May
                                                            1995).


Jeffrey Gordon                          Vice President      Chief Financial Officer, Sage Insurance Group
300 Atlantic Street, Suite 302          and Assistant       (October    2000   -   Present);    Corporate
Stamford, CT  06901                     Treasurer           Controller, Frontier Insurance Group (January
DOB - 03/62                                                 1999 - October 2000); Senior Manager, Ernst &
                                                            Young LLP (January 1988 - January 1999).


Mitchell R. Katcher,                    Vice President      Senior   Executive   Vice   President,   Sage
300 Atlantic Street, Suite 302                              Investment Group,  Inc.,  financial  services
Stamford, CT  06901                                         holding  company  (December  1997 - present);
DOB - 08/53                                                 Director,  Chief  Actuary and CFO,  Sage Life
                                                            Assurance of America, Inc., insurance company
                                                            (February   1997   -   present);    Director,
                                                            Treasurer  and  CFO,  Sage   Advisors,   Inc.
                                                            (January  1998  -  present);  Executive  Vice
                                                            President,  Golden  American,  life insurance
                                                            company   (July   1993  -   February   1997);
                                                            Consultant, Tillinghast, actuarial consulting
                                                            firm (June 1991 - July 1993).


Jack Jafolla                            Treasurer           Manager   II   of   Fund    Accounting    and
3200 Horizon Drive                                          Administration,  PFPC Inc.  (December 1999 to
King of Prussia, PA 19406                                   present);   Section  Manager  of  Accounting,
DOB - 02/70                                                 First  Data  Investor   Services   Group,   a
                                                            subsidiary  of First  Data  Corp.  (September
                                                            1998 to December  1999);  Supervisor  of Fund
                                                            Accounting,   First  Data  Investor  Services
                                                            Group,  (February  1998 to  September  1998);
                                                            Supervisor of Fund Accounting,  FPS Services,
                                                            Inc.  (March  1997 to February  1998);  Group
                                                            Leader of Fund Accounting, FPS Services, Inc.
                                                            (March 1996 to March 1997).


James F. Renz,                          Assistant           Vice   President,   Sage  Life  Assurance  of
300 Atlantic Street, Suite 301          Treasurer           America,  Inc.,  insurance company (September
Stamford, CT  06901                                         1997 -  present);  Treasurer  and  CFO,  Sage
DOB - 12/62                                                 Distributors,  Inc.,  broker-dealer  (January
                                                            1998 - present);  Manager,  Swiss Re Life and
                                                            Health Insurance Company, reinsurance company
                                                            (October 1987 - August 1997).

                                        POSITION HELD       PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                   WITH THE TRUST      DURING PAST 5 YEARS
---------------------                   --------------      -------------------
Mary Jane Maloney                       Secretary           Vice  President of Regulatory  Administration
3200 Horizon Drive                                          at  PFPC   Inc.   since   1997.   Previously,
King of Prussia, PA 19406                                   Compliance  Officer,  SEI Investments Company
DOB - 06/58                                                 (May 1992- September 1997)


Maureen M. Murphy                       Assistant           Securities  Attorney,  Sage Life Assurance of
300 Atlantic Street, Suite 302          Secretary           America,  Inc.,  insurance  company  (October
Stamford, CT  06901                                         1999  -  Present;   Attorney,   Update  Legal
DOB - 8/59.                                                 Staffing,   November  1998  -  October  1999;
                                                            Associate, Blazzard, Grodd & Hasenauer, P.C.,
                                                            law firm (September 1995 - September 1998).


         The following table shows the amount of compensation paid by the Trust during the period ended December 31, 2001 to the persons who served as Trustees during such period:


                                                         PENSION OR
                                                         RETIREMENT
                                                      BENEFITS ACCRUED    ESTIMATED ANNUAL     TOTAL COMPENSATION
                                  COMPENSATION FROM    AS PART OF FUND     BENEFITS UPON       FROM FUND COMPLEX
  NAME OF PERSON AND POSITION         THE TRUST           EXPENSES           RETIREMENT         PAID TO TRUSTEE*
  ---------------------------     -----------------   ---------------     ----------------     ------------------
        James A. Amen                $ 13,000              None                None                $ 13,000
            Trustee
    Rosemary L. Hendrickson           $ 11,500             None                None                $ 11,500
            Trustee
     Geoffrey A. Thompson              $13,000             None                None                $ 13,000
            Trustee
-----------------

* No Trustee receives any compensation from any mutual fund affiliated with the Manager other than the Trust.

         The Trust pays each Trustee who is not an employee of the Manager or an Adviser or one of their affiliates an annual retainer fee of $3,000 and $1,500 for each meeting of the Board of Trustees attended, and reimburses each Trustee for certain travel and other out-of-pocket expenses incurred in connection with attending such meetings. In addition, each Trustee who is a member of the Audit Committee will receive a fee of $500 for each Audit Committee Meeting attended. Trustees and officers of the Trust who are employed by the Manager, an Adviser, Distributor, PFPC Inc. ("PFPC") or one of their affiliates receive no compensation or expense reimbursement from the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of _______, 2001 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

         Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

         As of November 16, 2001, no persons owned of record or beneficially 5% or more of the shares of any Fund, and there were no "control" persons as of such date.

                               INVESTMENT MANAGER

         Sage is the investment manager of each Fund and has responsibility for the management and administration of each Fund's affairs, under the supervision of the Board of the Trust. Each Fund's investment portfolio is managed on a day-to-day basis by the Fund's Adviser under the general oversight of Sage and the Board of Trustees. Sage is responsible for providing investment management and administrative services to the Funds, and in the exercise of such responsibility selects the investment advisers for the Funds and monitors the Adviser's investment programs and results, reviews brokerage matters, oversees compliance by the Funds with various federal and state statutes, and carries out the directives of the Board. Sage monitors and evaluates the Adviser, to assure that the Adviser is managing the Funds consistently with each Fund's investment objective, policies, restrictions, applicable laws and guidelines.

         Sage was organized in 1997. The address of Sage is 300 Atlantic Street, Stamford, CT 06901. It is a wholly-owned subsidiary of Sage Insurance Group, Inc. Sage Insurance Group, Inc., is the holding company for Sage and affiliated companies that are in the business of underwriting, issuing and distributing the variable insurance products of Sage Life Assurance of America, Inc. a indirect, wholly-owned subsidiary of Sage Insurance Group, Inc.

         The Manager is responsible for providing the Funds with office space, office equipment, and personnel necessary to operate and administer the Funds' business, and also supervises the provisions of services by third parties such as the Funds' custodian and transfer agent. Pursuant to a sub-administration agreement, PFPC, the sub-administrator to the Funds, assists the Manager in the performance of its administrative responsibilities to the Funds. The Manager compensates PFPC for these services.

         Pursuant to a Management Agreement with the Trust, the Manager, subject to the supervision of the Board, and in conformity with the stated policies of the Funds, will provide overall management to each Fund in accordance with each Fund's investment objective, restrictions and policies as stated in the Funds' Prospectus and SAI filed with the SEC, as the same may be amended from time to time. The management services provided to the Funds are not exclusive under the terms of the Management Agreement and the Manager is free to render management or investment advisory services to others, but has no current plans to do so.

         As compensation for its management services to the Funds, Sage is entitled to receive a fee from each Fund, accrued daily and paid monthly, equal on an annual basis of the average daily net assets of each Fund before any fee waiver at the following rate: 0.45%.

         The Manager bears all expenses in connection with the services it renders under the Management Agreement including the costs and expenses payable to the Adviser pursuant to the Investment Sub-Advisory Agreement between the Manager and the Adviser.

         The Manager is responsible for and will bear all expenses relating to: custodian fees; transfer agent fees; pricing costs (including the daily calculation of net asset value); accounting and administration fees; legal fees (except extraordinary litigation expenses); expenses of shareholders' and/or trustees' meetings; bookkeeping expenses related to shareholder accounts; insurance charges; cost of printing and mailing shareholder reports and proxy statements; cost of printing and mailing registration statements and updated prospectuses to current shareholders; index licensing fees; and the fees of any trade association of which the Trust is a member.

         An Insurer may be compensated by the Manager for certain administrative services for the Funds in connection with the Contracts issued through separate accounts of such Insurer. Under these arrangements, the Manager may pay compensation to an Insurer in an amount based on the assets of the Funds attributable to Contracts issued through separate accounts of the Insurer.

         The Management Agreement provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty ("Disabling Conduct"), the Manager will not be liable for any error of judgment or mistake of law or for losses sustained by a Fund in connection with the matters relating to the Management Agreement. However, the Management Agreement provides that no Fund is waiving any rights it may have which cannot be waived. The Management Agreement also provides indemnification for the Manager and it directors, officers, employees and controlling persons for any conduct that does not constitute Disabling Conduct.

         The Management Agreement is terminable without penalty on sixty (60) days' written notice by the Manager or by the Trust when authorized by the Board, as to a Fund, or a majority, as defined in the 1940 Act, of the outstanding shares of such Fund. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder. The Management Agreement provides that, unless terminated, it will remain in effect for two years following the date of the Agreement and thereafter from year to year, so long as such continuance of the Management Agreement is approved annually by the Board or a vote by a majority of the outstanding shares of the Trust and in either case, by a majority vote of the Trustees who are not interested persons of the Trust within the meaning of the 1940 Act ("Disinterested Trustees") cast in person at a meeting called specifically for the purpose of voting on the continuance.



                               INVESTMENT ADVISER

         The investment adviser for the Funds is SPIAS, with principal offices located at 55 Water Street, New York, NY 10041.

         Under the terms of the Investment Sub-Advisory Agreement between Sage and the Adviser (the "Sub-Advisory Agreement"), SPIAS manages the Funds, subject to the supervision and direction of Sage and the Board. The Adviser will: (i) act in conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended;
(ii) manage the relevant Fund or Funds in accordance with the Fund's investment objectives, restrictions and policies; and (iii) make investment decisions for the relevant Fund or Funds.

         The Management Agreement contains provisions relating to the selection of securities brokers to effect the portfolio transactions of each Fund. Under those provisions, subject to applicable law and procedures adopted by the Trustees, Sage may: (1) direct Fund portfolio brokerage to any broker-dealer affiliates of the Manager or Trust; (2) pay commissions to brokers which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by Sage to be useful or desirable for its investment management of the

Funds and/or other advisory accounts of itself and any investment adviser affiliated with it; and (3) consider the sales of Contracts and/or shares of the Funds and any other registered investment companies managed by the Manager or Adviser and its affiliates by brokers and dealers as a factor in its selection of brokers and dealers to execute portfolio transactions for the Funds.

         As compensation for the Adviser's services and the related expenses it incurs with respect to each Fund, the Manager pays the Adviser a fee, computed daily and payable monthly, equal on an annual basis with respect to each Fund's average daily net assets at the following rate:

          0.15% of the assets under  management of the  SectorSelector
                Value Portfolio
          0.15% of the assets under  management of the  SectorSelector
                Growth Portlfolio
          0.15% of the assets under  management of the  SectorSelector
                Growth & Value Portfolio

         Sage  and  the  Adviser  bear  all  expenses  in  connection  with  the
performance  of  their   services   under  the  Management   Agreement  and  the
Sub-Advisory Agreement, respectively.

         The Sub-Advisory Agreement provides indemnification for the Adviser and its trustees, officers, employees and controlling persons for any conduct that does not constitute Disabling Conduct. The Sub-Advisory Agreement permits the Adviser to act as investment adviser to others, provided that whenever a Fund and one or more other portfolios of or investment companies advised by the Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed to be equitable to each entity. In some cases, this procedure may adversely affect the size of the position obtainable for a Fund.

         The Sub-Advisory Agreement is terminable without penalty on sixty (60) days' written notice by the Manager, the Adviser or the Board, or by vote of a majority, as defined in the 1940 Act, of the outstanding shares of the applicable Fund. The Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act, and rules thereunder. The Sub-Advisory Agreement provides that, unless terminated, it will remain in effect for two years following the date of the Sub-Advisory Agreement and thereafter from year to year, so long as such continuance of the Sub-Advisory Agreement is approved annually by the Board or a vote by a majority of the outstanding shares of the applicable Fund and in either case, by a majority vote of the Disinterested Trustees cast in person at a meeting called specifically for the purpose of voting on the continuance of the Sub-Advisory Agreement.



                                    EXPENSES

         In addition to the fees of Sage, the Trust is responsible for the payment of the following, including, without limitation: fees and expenses of disinterested Trustees (including any independent counsel to the disinterested Trustees); brokerage commissions; dealer mark-ups and other expenses incurred in the acquisition or disposition of any securities or other investments; costs, including the interest expense, of borrowing money; fees and expenses for independent audits and auditors; taxes; and extraordinary expenses (including extraordinary litigation and consulting expenses) as approved by a majority of the disinterested Trustees. Fund specific expenses are paid by the particular Fund. Expenses of the Trust not attributable to a particular Fund are allocated to each Fund on the basis of their relative net assets.

                        DISTRIBUTOR AND DISTRIBUTION PLAN

         Sage Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of Sage Insurance Group, Inc., serves as the distributor (principal underwriter) of each Fund's shares. The principal business address of the Distributor is 300 Atlantic Street, Stamford, and Connecticut 06901.

         The shareholders of each Fund have approved a Distribution Plan for the Funds, which authorizes payments by the Funds in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. Under each Fund's Distribution Plan the Fund may pay the Distributor for various costs actually incurred or paid in connection with the distribution of the Fund's shares and/or servicing of shareholder accounts. Such costs include the costs of financing activities primarily intended to result in the sale of the Funds' shares, such as the costs (1) of printing and mailing the Funds' prospectuses, SAIs and shareholder reports to prospective shareholders and Contract Owners; (2) relating to the Funds' advertisements, sales literature and other promotional materials; (3) of obtaining information and providing explanations to shareholders and Contract Owners regarding the Funds; (4) of training sales personnel and of personal service; and/or (5) maintenance of shareholders' and Contract Owners' accounts with respect to each Fund's shares attributable to such accounts. The Distributor, in turn, may compensate Insurers or others for such activities.

         The Distribution Plan may be terminated at any time. The Board will evaluate the appropriateness of the Distribution Plan and any payments made thereunder on a continuous basis.



                                SUB-ADMINISTRATOR

         PFPC Inc., located at 3200 Horizon Drive, King of Prussia, PA 19406, serves as each Fund's sub-administrator pursuant to a Sub-Administration Agreement with Sage.

         As the sub-administrator, PFPC is obligated on a continuous basis to provide such administrative services as Sage and the Board reasonably deem necessary for the proper administration of the Funds. PFPC will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in PFPC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Trust's Declaration of Trust and By-laws, the Funds' investment objectives, restrictions and policies and with federal securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.



                          CUSTODIAN AND TRANSFER AGENT

         PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, Pennsylvania 19153, serves as custodian for the Funds, and holds the Funds' assets.

         PFPC, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, PFPC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes any of the Funds' dividends and distributions.

                                     COUNSEL

         Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as Counsel to the Trust and to the Manager.

                              INDEPENDENT AUDITORS

         --------------------------, serves as independent auditors of the Trust and the Funds. As of December 31, 2001, there are no financial statements of the Trust.


                            ORGANIZATION OF THE TRUST

         The Trust is a Delaware business trust established under a Declaration of Trust dated January 9, 1998, and currently consists of seven separately managed portfolios. The Trust is a diversified, open-end investment management company. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share of each Fund. The Board may establish additional funds (with different investment objectives, restrictions and fundamental policies) at any time in the future. The establishment and offering of additional funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholder meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Insurers (or affiliates thereof) and the Retirement Plans will be the Funds' sole shareholders of record, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Funds. When a shareholders' meeting occurs, each Insurer (and the Retirement Plans, to the extent required by applicable law and/or the terms of the applicable Retirement Plans) solicits and accepts voting instructions from its Contract Owners (or participants) who have allocated or transferred monies for an investment in the Funds as of the record date of the meeting. Each shareholder then votes a Fund's shares that are attributable to its interests in the Fund, and any other Fund shares that it is entitled to vote, in proportion to the voting instructions received.

         The shares of each Fund are entitled to one vote for each dollar of net asset value, and fractional shares are entitled to fractional votes. The shares of each Fund have non-cumulative voting rights, so the vote of more than 50% of a Fund's shares can elect 100% of the Trustees. Shares of each Fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all Funds vote together in the election of Trustees or in the selection of the independent accountants. Each Fund is also entitled to vote separately on any other matter that affects solely that Fund, but will otherwise vote together with all shares of the other Funds on all other matters on which shareholders are entitled to vote.

         The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval. It is the intention of the Trust not to hold annual shareholder meetings. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust or the By-laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares.

         The Funds are available through separate accounts relating to both variable annuity and variable life insurance contracts and to certain Retirement Plans, each in accordance with section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds do not currently foresee any disadvantages to Contract Owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts and Retirement Plans simultaneously, and the Board of Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Contract Owners and Retirement Plans. Material conflicts could result from, for example,
(i) changes in state insurance laws; (ii) changes in federal income tax laws; or
(iii) differences in voting instructions between those given by variable life owners and by variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board, one or more separate accounts may withdraw their investment in a Fund. This could possibly require a Fund to sell portfolio securities at disadvantageous prices. Each Insurer will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contract Owners will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.



                                 CODE OF ETHICS

         The Trust, Sage and the Distributor are each governed by a Code of Ethics (the "Code") that has been approved and adopted by the Board of the Trust. This Code is subject to periodic review by the Board in order to remain compliant with the requirements under Rule 17j-1 of the 1940 Act. The Code significantly restricts the personal investing activities of directors and officers of Sage, SPIAS and the Distributor and employees of Sage, SPIAS and the Distributor with access to information about recent portfolio transactions.
Among other provisions, the Code requires that such directors, officers and employees with access to information about the purchase or sale of portfolio securities obtain preclearance before executing personal trades. Sage and SPIAS have also adopted Code of Ethics that are subject to periodic review by the Board.


                             DISTRIBUTIONS AND TAXES
                                  DISTRIBUTIONS

     All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value, in additional shares of the respective Fund, unless otherwise indicated. There is no fixed dividend rate, and there can be no assurance that any Fund will pay any dividends or realize any capital gains. However, the Funds currently intend to pay dividends and capital gains distribution, if any, on an annual basis.

     As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Insurers' separate accounts. Each Fund intends to distribute, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

                                    TAXATION

         Each Fund, and each Underlying Fund, qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As qualified under Subchapter M, a Fund is not subject to Federal income tax on that part of its investment company taxable income that it distributes to its Contract Owners and Retirement Plans. Taxable income consists generally of net investment income, net gains from certain foreign currency transactions, and net short-term capital gain, if any, and any net capital gain (the excess of net long-term capital gain over net short-term capital loss). It is each Fund's intention to distribute all such income and gains to shareholders.

         To qualify as a regulated investment company, a Fund must meet several requirements. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income (including gains from the sale or disposition of stock, securities or foreign currencies or other income (including gain from options, futures or forward contracts) derived in connection with the Fund's investment business, (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more that 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer) (b) not more than 25% of the value of the Fund's assets may be invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are determined to be engaged in similar or related trade or businesses and (3) at least 90% of the Fund's net income (consisting) of net investment income and net short-term capital gain) must be distributed to its shareholders. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary income to the extent of the Fund's available earnings and profits and Contract Owners could lose the benefit of tax deferral on distributions made to the separate accounts.

         Shares of each Fund are offered to various insurance company separate accounts and through various Retirement Plans. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts.

         Because the Funds are offered through insurance company separate accounts, each Fund intends to also comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements, mentioned above, place certain limitations on the proportion of each Fund's assets that may be represented by any single investment (which includes all securities of the same issuer). For the purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign governments and its agencies, instrumentality's and political subdivisions all will be considered securities issued by the same issuer, If a Fund failed to comply with the diversification requirements of section 817 (h) of the Code and the regulations thereunder Contract Owners could be subject to current tax on distributions made to separate accounts of participating insurance companies.

         Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, the Funds intend to qualify for this exemption or to make its distributions in accordance with the calendar year.

         Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Fund, which invests in the Underlying Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Fund which invests in the Underlying Fund, regardless of how long the Fund held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of an Underlying Fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Fund's holding period for the shares.

         Any Underlying Funds investing in foreign securities may be required to pay withholdings, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholdings from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment return of any Underlying Fund that invests in foreign securities is reduced by these foreign taxes. The Contract Owners effectively bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Certain Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. A fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment return of a Fund making such investments. The Contract Owners would effectively bear the cost of these taxes and interest changes. In certain cases, an Underlying Fund may be eligible to make certain elections with respect to securities of PFICs, which could reduce taxes and interest charges payable by the Underlying Fund. However, an Underlying Fund's intention to qualify annually as a regulated investment company may limit a Funds elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

         The foregoing is only a brief summary of important tax law provisions that affect the Funds. Other Federal, state or local tax law provisions may also affect the Funds and their operations. Anyone who is considering allocating, transferring or withdrawing monies from a Retirement Plan or monies held under a variable contract to or from a Fund should consult a qualified tax adviser.

         For a discussion of the impact on Contract Owners of income taxes an Insurer may owe as a result of (i) its ownership of shares of the Funds, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Contracts accompanying this Prospectus.

                                ACCOUNT SERVICES

     Contract Owners should direct any inquiries to Sage by calling 1-877-835-7243 or by writing to Sage Life Assurance of America, Inc., Customer Service Center, 1290 Silas Deane Highway, Wethersfield, Connecticut 06109. All shareholder inquiries should be directed to the Trust at 1-877-835-7243 or by writing to Sage Life Investment Trust, Customer Service, 1290 Silas Deane Highway, Wethersfield, Connecticut 06109.

           INVESTMENT MANAGER AND ADMINISTRATOR OF THE FUNDS

                          SAGE ADVISORS, INC.

                 SUB-ADMINISTRATOR AND TRANSFER AGENT

                               PFPC INC.

                              DISTRIBUTOR

                        SAGE DISTRIBUTORS, INC.

                               CUSTODIAN

                          PFPC TRUST COMPANY

                        INDEPENDENT ACCOUNTANTS

                      ---------------------------

                                COUNSEL

                    SUTHERLAND ASBILL & BRENNAN LLP



No person has been authorized to give any information or to make any representations other than those contained in the Funds' Prospectus, the SAI or the Trust's approved sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                           SAGE LIFE INVESTMENT TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 23.          EXHIBITS

(a)(1) Declaration of Trust is incorporated herein by reference to Exhibit 1 to Initial Registration Statement as filed on January 30, 1998.

(a)(2) Establishment and Designation of Series of Shares is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(A)(3)  ESTABLISHMENT AND DESIGNATION OF SERIES OF SHARES TO BE FILED BY
        AMENDMENT.
        ------------------------------------------------------------------------

(b) The Registrant's By-laws are incorporated herein by reference to Exhibit 2 to the Initial Registration Statement as filed on January 30, 1998.

(c)     Not Applicable.

(d)(1) Amended Investment Management Agreement between the Registrant and Sage Advisors, Inc. is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(d)(2) Form of Sub-Advisory Agreement between SSgA Funds Management, Inc. and Sage Advisors, Inc. is INCORPORATED HEREIN BY REFERENCE TO EXHIBIT 2(D) TO POST-EFFECTIVE AMENDMENT NO. 6 FILED ON APRIL 20, 2001.

(d)(3) Form of Sub-Advisory Agreement between Conning Asset Management Company and Sage Advisors, Inc. is incorporated herein by reference to Exhibit 5(c) to Pre-Effective Amendment No. 3 as filed on January 29, 1999.

(d)(4) Form of Sub-Advisory Agreement between Eagle Asset Management, Inc. and Sage Advisors, Inc., is incorporated herein by reference to Exhibit
        (d)(4) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(D)(5) FORM OF AMENDMENT TO MANAGEMENT AGREEMENT BETWEEN THE REGISTRANT AND SAGE ADVISORS, INC. TO BE FILED BY AMENDMENT.

(D)(6) FORM OF SUB-ADVISORY AGREEMENT BETWEEN STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, LLC AND SAGE ADVISORS, INC. IS FILED HEREIN.

(e)(1) Amended Distribution Agreement between the Sage Advisors, Inc. and Sage Distributors, Inc., is incorporated herein by reference to Exhibit
        (e)(1) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(E)(2) FORM OF AMENDMENT TO DISTRIBUTION AGREEMENT BETWEEN THE SAGE ADVISORS, INC. AND SAGE DISTRIBUTORS, INC. TO BE FILED BY AMENDMENT.

(e)(3) Amended Participation Agreement by and among the Registrant, Sage Life Assurance of America, Inc. and Sage Distributors, Inc., is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(E)(4) FORM OF AMENDMENT TO PARTICIPATION AGREEMENT BY AND AMONG THE REGISTRANT, SAGE LIFE ASSURANCE OF AMERICA, INC. AND SAGE DISTRIBUTORS, INC. TO BE FILED BY AMENDMENT.

(f)     Not Applicable.

(g) Form of Custodian Agreement between Sage Advisors, Inc. and PFPC Trust Company is is INCORPORATED HEREIN BY REFERENCE TO EXHIBIT 2(D) TO POST-EFFECTIVE AMENDMENT NO. 6 FILED ON APRIL 20, 2001.

(G)(1) FORM OF AMENDMENT TO CUSTODIAN AGREEMENT BETWEEN SAGE ADVISORS, INC. AND PFPC TRUST COMPANY TO BE FILED BY AMENDMENT.

(h)(1) Form of Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference Exhibit 9(a) to Pre-Effective Amendment No. 1 as filed on November 16, 1998.

(h)(2) Administration Agreement between Registrant and Sage Advisors, Inc., is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(h)(3) Form of Sub-Administration Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 9(b) to Pre-Effective Amendment No. 1 as filed on November 16, 1998.

(H)(4) FORM OF AMENDMENT TO TRANSFER AGENCY AGREEMENT BETWEEN REGISTRANT AND PFPC INC. TO BE FILED BY AMENDMENT.

(H)(5) FORM OF AMENDMENT TO ADMINISTRATION AGREEMENT BETWEEN REGISTRANT AND SAGE ADVISORS, INC. TO BE FILED BY AMENDMENT.

(H)(6) FORM OF AMENDMENT TO SUB-ADMINISTRATION AGREEMENT BETWEEN REGISTRANT AND PFPC INC. TO BE FILED BY AMENDMENT.

(i)(1) Opinion of Counsel is incorporated herein by reference to Exhibit (i)(1) to Pre-Effective Amendment No. 3 as filed on January 25, 1999.

(i)(2)  Consent of Counsel TO BE FILED BY AMENDMENT.

(i)(3) Power of attorney is incorporated herein by reference to Exhibit (i)(3) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(j)     Not Applicable.

(k)     Not Applicable.

(l)     Not Applicable.

(m) Amended Rule 12b-1 Distribution Plan is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(M)(1)  AMENDMENT TO AMENDED RULE 12B-1 DISTRIBUTION PLAN TO BE FILED BY
        AMENDMENT.

(n)     Not Applicable.

(o)     Not Applicable.

(p)(1) Form of Code of Ethics for Registrant, Sage Distributors, Inc. and Sage Advisors, Inc. is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 3 as filed on May 1, 2000.

(p)(2) Code of Ethics for State Street Global Advisors and SsgA Funds Management, Inc. is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 5 filed on August 31, 2000.

(p)(3) Form of Code of Ethics for Conning Asset Management is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 3 as filed on May 1, 2000.

(p)(4) Form of Code of Ethics for Eagle Asset Management, Inc., is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 4 as filed on June 21, 2000.

(P)(5) CODE OF ETHICS FOR STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, LLC TO BE FILED BY AMENDMENT.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        Sage Group (South Africa)

        Sage Life Holdings (South Africa)

        Sage Life Ltd.(South Africa)

        Sage Life Branch (Bermuda)

        Sage Life Ltd. (Bermuda)

        Sage Holdings (USA)(DE)

        Sage Insurance Holdings(DE)

        Sage Properties (VA)

        Swiss Re Life & Health (NY)

        Sage Insurance Group (DE)

        Sage Life Holdings (DE)

        Sage Re (Bermuda)

        Sage Distributors (DE)

        Sage Advisors (DE)

        Strategic Financial Solutions (NY)

        Finplan Holdings (DE)

        Sage Life Assurance of America (DE)

        Sage Life Assurance Co. of NY (NY)

ITEM 25.      INDEMNIFICATION

        Reference is made to the following documents:

        Registrant's Declaration of Trust and By-laws as filed on January 30, 1998 and the Amended Participation Agreement by and among the Registrant, Sage Life Assurance of America, Inc. and Sage Distributors, Inc. as filed herewith.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Sage Advisors, Inc. serves as investment manager to each Fund of the Trust. Sage is a wholly-owned subsidiary of Sage Insurance Group, Inc. SSgA Funds Management, Inc. ("SSgA") serves as the adviser to the S&P 500 Equity Index Fund, the EAFE Equity Index Fund and the NASDAQ-100 Equity Index Fund (collectively, the "Index Funds"). Eagle Asset Management, Inc. ("Eagle") serves as the adviser to the All-Cap Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Conning Asset Management Company ("Conning") serves as the adviser to the Money Market Fund and has been providing institutional investment services since 1982. STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, LLC ("SPIAS") SERVES AS THE SUB-ADVISER TO THE SECTORSELECTOR FUNDS.

         To the knowledge of the Trust, none of the directors or officers SSgA , Conning, Eagle or SPIAS is or has been at any time in the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and officers of SSgA, Conning, Eagle AND SPIAS who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. The individuals from Conning may be contacted at c/o City Place II, 185 Asylum Street, Hartford, CT 06103-1131. The individuals from Eagle may be contacted at 880 Carillon Parkway, St. Petersburg, Florida 33716. The individuals from SSgA may be contacted at Two International Place, Boston, Massachusetts 02110. THE INDIVIDUALS FROM SPIAS MAY BE CONTACTED AT 55 WATER STREET, NEW YORK, NY 10041. Reference is made to "Investment Manager" in the Statement of Additional Information Forming Part B of this Registration Statement.

         STATE STREET CORPORATION: The individuals listed below serve in a directorship and/or executive capacity for the following entities with their respective address at the location of the adviser:

               NAME                      BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL EXECUTIVE OFFICERS OF
                                                              STATE STREET CORPORATION
Tenly Albright, Director;            Chairman of Western Resources, Inc.
I. MacAllister Booth;                Retired Chairman, President and Chief Executive Officer of the Polaroid Corporation.
James Cash, Jr., Director;           The James E.  Robinson  Professor  of  Business  Administration  at  Harvard  Business

                                     School.


               NAME                      BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL EXECUTIVE OFFICERS OF
                                                              STATE STREET CORPORATION
Truman Casner, Director;             Partner, Ropes & Gray.
Nader F. Darehshori, Director        Chairman, President and Chief Executive Officer, Houghton Mifflin Company
David Gruber, Director;              Retired Chairman and chief Executive Officer of the Wyman-Gordon Company
Arthur Goldstein, Director;          Chairman and Chief Executive Officer of Ionics, Incorporated.
Charles Kaye,  Director;             Chairman of Transportation Investments, Incorporated.
John Kuchaski, Director;             Retired Chairman and Chief Executive Officer of EG&G, Inc.
Charles LaMantia, Director;          Retired Chairman and Chief Executive Officer of Arthur D. Little,Inc.
David Perini, Director;              Chairman of Perini Corporation.
Dennis Picard, Director;             Chairman Emeritus of the Raytheon Company.
Alfred Poe, Director;                Chief Executive Officer of Menu Direct.
Bernard                              Reznicek, Director; President, Premier
                                     Group; National Director - Utility
                                     Marketing, Central States Indemnity Company
                                     of Omaha.
Richard P. Segel, Director;          President and Chief Executive Officer, New England Electric System
Diana Walsh, Director;               President of Wellesley College.
Robert E. Weissman                   Chairman and Chief Executive Officer, IMS Health , Incorporated


         CONNING: The individuals listed below serve in a directorship and/or executive capacity for the following entities with their respective address at the location of the adviser:

               NAME                  BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL EXECUTIVE OFFICERS OF
                                                            CONNING ASSET MANAGEMENT
John Clinton,                       Connecticut Surety Corporation;  Hales; Hobbs;  Paradigm Health Corporation;  and
Executive Vice President;           Paula Financial.
James L. Lipscomb, President & CEO  Citizens Budget  Commission of New York and Citizens Housing and Planning Council
                                    (New York).
Gary A. Beller, Chairman of the     Citizen Crime  Commssion of New York;  Lenox Hill  Neighborhood  House;  and SSRM
Board                               Holdings.
Richard A. Liddy, Director          Brown Shoe;  Energizer  and Ameren  Corporation;  Ralston  Purina;  St. Louis Art
                                    Musem; and the United Way.


         EAGLE: The individuals listed below serve in a directorship and/or executive capacity for the following entities with their respective address at the location of the adviser:

               NAME                     BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL EXECUTIVE OFFICERS OF EAGLE
Richard Karl Reiss                   Heritage Asset Management, Inc.; Raymond James Financial, Inc.
Kenneth Kermit Koster                Raymond James & Associates, Inc.; Awad Asset Managment, Inc.
Stephen Garrard Hill                 Awad Asset Management,  Inc.;  Heritage Asset Managment,  Inc.;  Raymond James &
                                     Associates, Inc.

STANDARD & POOR'S INVESTMENT ADVISORY SERVICES LLC. (SPIAS)

For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, please refer to Standard and Poor's Adviser's Form ADV (File # 801-51431 ) filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)      None.

(b) The following are the Directors and officers of Sage Distributors, Inc. with the following business address of 300 Atlantic Street, Suite 302, Stamford, CT 06901:

                     Lincoln Yersen        - CEO, President and Sole Director
                     James Renz            - CFO/Treasurer;
                     Lincoln B. Yersin     - Senior VP, Sales Manager, Manager
                     Robert Kiggins        - Secretary

(c)      Not Applicable.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts' books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(1)      SSgA
         Two International Place
         Boston, Massachusetts   02110
         (records relating to function as adviser to the Index Funds)

(2)      Conning Asset Management Company
         City Place II
         185 Asylum Street
         Hartford, CT  06103-4105
         (records relating to function as adviser to the Money Market Fund)

(3)      Eagle Asset Management, Inc.
         880 Carillon Parkway
         St. Petersburg, Florida 33716
         (records relating to function as adviser to the All-Cap Growth Fund)

(4)      STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, LLC
         55 WATER STREET
         NEW YORK, NY  10041

(5)      Sage Distributors, Inc.
         300 Atlantic Street, Suite 302
         Stamford, CT  06901
         (records relating to function as distributor to the Funds)

(6)      PFPC Inc.
         3200 Horizon Drive
         King of Prussia, PA  19406
         (records relating to function as Sub-Administrator and Transfer Agent to the Funds)

ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 16th day of November, 2001.

                                                      SAGE LIFE INVESTMENT TRUST
                                                          By:  /s/ Robin Marsden
                                                               -----------------
                                                               Robin I. Marsden
                                                               President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE              TITLE                        DATE

Ronald Scowby*                 Chairman and Trustee          November 16, 2001
------------------------
Ronald S. Scowby

/s/ Robin Marsden             President and Trustee          November 16, 2001
------------------------
Robin I. Marsden

/s/ Jack Jafolla                    Treasurer                November 16, 2001
------------------------
Jack Jafolla

James A. Amen*                       Trustee                 November 16, 2001
------------------------
James A. Amen

Rosemary L. Hendrickson*             Trustee                 November 16, 2001
------------------------
Rosemary L. Hendrickson

Geoffrey A. Thompson*                Trustee                 November 16, 2001
------------------------
Geoffrey A. Thompson

*By:  /S/ MARY JANE MALONEY
---------------------------
Mary Jane Maloney, as Attorney-in-Fact
pursuant to Power-of-Attorney

                                INDEX TO EXHIBITS


EXHIBIT NO.    DESCRIPTION

(d)(6) Form of Sub-Advisory Agreement between Standard & Poor's Investment Advisory Services, LLC and Sage Advisors, Inc.